SUPPLEMENT DATED AUGUST 25, 2008 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2008

Relating to the Arizona, Colorado, Georgia, Maryland and Missouri Insured Tax Exempt Funds

This Supplement replaces and supersedes Supplements dated May 27, 2008 and July 1, 2008.

On August 21, 2008, the Board of Trustees of the First Investors Tax Exempt Funds approved management’s recommendation to liquidate the First Investors Insured Tax Exempt Arizona, Colorado, Georgia, Maryland and Missouri Funds (the “Funds”) due primarily to their relatively small asset sizes and limited prospects for growth.  A shareholder vote is not required to approve the liquidations.  The liquidations are expected to take place on September 26, 2008.

Fund shareholders may exchange their Fund shares into another First Investors fund without incurring a new sales charge or any contingent deferred sales charge (“CDSC”). Shareholders who remain invested in their respective Fund until the liquidation date will receive a distribution check representing the value of their shares on that date.  The Funds will waive any CDSC that otherwise would be applicable on shares that remain invested in the Funds until they are liquidated. The CDSC will be imposed, however, on shares that are redeemed prior to the liquidation date.

TEP0808

SUPPLEMENT DATED AUGUST 25, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Arizona Fund

California Fund

Colorado Fund

Oregon Fund

Dated May 1, 2008

This Supplement replaces and supersedes the Supplement dated May 27, 2008.

On August 21, 2008, the Board of Trustees of the First Investors Tax Exempt Funds approved management’s recommendation to liquidate the First Investors Insured Tax Exempt Arizona and Colorado Funds (the “Funds”) due primarily to their relatively small asset sizes and limited prospects for growth.  A shareholder vote is not required to approve the liquidations.  The liquidations are expected to take place on September 26, 2008.

Fund shareholders may exchange their Fund shares into another First Investors fund without incurring a new sales charge or any contingent deferred sales charge (“CDSC”). Shareholders who remain invested in their respective Fund until the liquidation date will receive a distribution check representing the value of their shares on that date.  The Funds will waive any CDSC that otherwise would be applicable on shares that remain invested in the Funds until they are liquidated. The CDSC will be imposed, however, on shares that are redeemed prior to the liquidation date.

AZ0808

SUPPLEMENT DATED AUGUST 25, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Georgia Fund

Maryland Fund

North Carolina Fund

Virginia Fund

Dated May 1, 2008

This Supplement replaces and supersedes Supplements dated May 27, 2008 and July 1, 2008.

On August 21, 2008, the Board of Trustees of the First Investors Tax Exempt Funds approved management’s recommendation to liquidate the First Investors Insured Tax Exempt Georgia and Maryland Funds (the “Funds”) due primarily to their relatively small asset sizes and limited prospects for growth.  A shareholder vote is not required to approve the liquidations.  The liquidations are expected to take place on September 26, 2008.

Fund shareholders may exchange their Fund shares into another First Investors fund without incurring a new sales charge or any contingent deferred sales charge (“CDSC”). Shareholders who remain invested in their respective Fund until the liquidation date will receive a distribution check representing the value of their shares on that date.  The Funds will waive any CDSC that otherwise would be applicable on shares that remain invested in the Funds until they are liquidated. The CDSC will be imposed, however, on shares that are redeemed prior to the liquidation date.

GA0808

SUPPLEMENT DATED AUGUST 25, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Michigan Fund

Minnesota Fund

Missouri Fund

Ohio Fund

Pennsylvania Fund

Dated May 1, 2008

This Supplement replaces and supersedes the Supplement dated May 27, 2008.

On August 21, 2008, the Board of Trustees of the First Investors Tax Exempt Funds approved management’s recommendation to liquidate the First Investors Insured Tax Exempt Missouri Fund (the “Fund”) due primarily to its relatively small asset size and limited prospects for growth.  A shareholder vote is not required to approve the liquidation.  The liquidation is expected to take place on September 26, 2008.

Fund shareholders may exchange their Fund shares into another First Investors fund without incurring a new sales charge or any contingent deferred sales charge (“CDSC”). Shareholders who remain invested in the Fund until the liquidation date will receive a distribution check representing the value of their shares on that date.  The Fund will waive any CDSC that otherwise would be applicable on shares that remain invested in the Fund until it is liquidated. The CDSC will be imposed, however, on shares that are redeemed prior to the liquidation date.

MO0808